COMMITMENTS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 02, 2023	Oct. 04, 2021	Oct. 02, 2021	Jun. 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2021	Jan. 31, 2020	Jul. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares		833,333	312,500	420,000
Earn-out Contingent									$ 500,000
Acquisition earn out obligations paid					$ 500,000
Earn-out liabilities					1,500,000
Term Loan					1,980,952
Net book value of fixed assets under capital lease obligations					104,208
Operating Lease, Right-of-Use Asset					358,437	$ 517,725
Operating Lease, Liability, Current					168,677
Operating Lease, Liability, Noncurrent					189,760	367,160
El Paso, TX [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments					86,480
El Paso Texas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense					67,534	62,822
Windham Maine [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments					271,957
Windham Maine Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense					141,351	105,051
Gardner Ma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense					191,088	$ 203,355
Manufacturing Equipment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital lease obligation							$ 161,977
Manufacturing Equipment 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital lease obligation								$ 47,750
Main Street Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revolving Line of Credit		$ 250,000			$ 1,250,000
Line of credit increased	$ 1,250,000
Main Street Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term Loan		$ 2,600,000
Registration Rights Agreement [Member] | Pessin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares		750,000
Proceeds from sale of stock		$ 156,250
Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares		312,500
Proceeds from sale of stock		$ 1,500,000